Leasing Activity, Maturities of Lease Receivables (Details) $ in Millions	Dec. 31, 2020 USD ($)
Sales-type and Direct Financing Leases, Lease Receivable, Fiscal Year Maturity [Abstract]
2021, direct financing and sales-type leases, lessor	$ 5,060
2022, direct financing and sales-type leases, lessor	3,650
2023, direct financing and sales-type leases, lessor	2,259
2024, direct financing and sales-type leases, lessor	1,274
2025, direct financing and sales-type leases, lessor	630
Thereafter, direct financing and sales-type leases, lessor	1,337
Total lease receivable, direct financing and sales-type leases, lessor	14,210
Lessor, Operating Lease, Payments, Fiscal Year Maturity [Abstract]
2021, operating leases. lessor	655
2022, operating leases, lessor	461
2023, operating leases, lessor	330
2024, operating leases, lessor	227
2025, operating leases, lessor	153
Thereafter, operating leases, lessor	265
Total lease receivables, operating leases, lessor	$ 2,091